Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Sales and other income	$ 4,135	$ 5,013
Product sales	4,079	4,955
Interest, dividends and other	56	58
Costs and expenses	5,997	3,563
Production costs	2,469	2,361
Exploration costs	206	267
Related party transactions	(12)	(13)
General and administrative expenses/(recoveries)	176	213
Royalties paid	97	142
Market development costs	5	6
Depreciation, depletion and amortization	582	588
Impairment of assets	2,142	2
Interest expense	209	151
Accretion expense	30	24
Employment severance costs	73	8
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	370	(12)
Non-hedge derivative (gain)/loss and movement on bonds	(350)	(174)
Income/(loss) before income tax provision	(1,862)	1,450
Taxation benefit/(expense)	155	(555)
Equity income/(loss) in associates	(170)	18
Equity income/(loss) in subsidiaries	0	0
Income/(loss)	(1,877)	913
Preferred stock dividends	0	0
Net income/(loss)	(1,877)	913
Less: Net loss/(income) attributable to noncontrolling interests	14	(13)
Net income/(loss) - attributable to AngloGold Ashanti	(1,863)	900
Comprehensive income	(2,239)	845
Comprehensive income attributable to noncontrolling interests	14	(12)
Comprehensive income attributable to AngloGold Ashanti	(2,225)	833
ASSETS
Current Assets	2,564		2,790
Cash and cash equivalents	786	1,123	892	1,112
Restricted cash	36		35
Receivables, inter-group balances and other current assets	1,742		1,863
Property, plant and equipment, net	5,625		7,235
Acquired properties, net	133		748
Goodwill	146		193
Other intangibles, net	131		112
Other long-term inventory	126		180
Materials on the leach pad	489		445
Other long-term assets and deferred taxation assets	1,556		1,399
Total assets	10,770		13,102
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,296		1,959
Other non-current liabilities	293		379
Long-term debt	3,603		2,750
Derivatives	0		10
Deferred taxation liabilities	885		1,157
Provision for environmental rehabilitation	698		758
Other accrued liabilities	27		32
Provision for pension and other post-retirement medical benefits	168		209
Commitments and contingencies
Equity	3,800	5,986	5,848	5,522
Stock Issued	13		13
Additional paid in capital	9,062		8,808
Accumulated (deficit)/profit	(4,006)		(2,103)
Accumulated other comprehensive income and reserves	(1,254)		(892)
Total AngloGold Ashanti stockholders' equity	3,815		5,826
Noncontrolling interests	(15)		22
Total liabilities and equity	10,770		13,102
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	1,442	1,792
Product sales	1,293	1,649
Interest, dividends and other	149	143
Costs and expenses	1,189	1,313
Production costs	794	843
Exploration costs	5	16
Related party transactions	(12)	(13)
General and administrative expenses/(recoveries)	155	171
Royalties paid	10	32
Market development costs	2	3
Depreciation, depletion and amortization	205	236
Impairment of assets	3	0
Interest expense	10	3
Accretion expense	9	8
Employment severance costs	41	5
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(33)	9
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	253	479
Taxation benefit/(expense)	(43)	(140)
Equity income/(loss) in associates	(163)	15
Equity income/(loss) in subsidiaries	(1,877)	590
Income/(loss)	(1,830)	944
Preferred stock dividends	(33)	(44)
Net income/(loss)	(1,863)	900
Less: Net loss/(income) attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(1,863)	900
Comprehensive income	(2,225)	833
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(2,225)	833
ASSETS
Current Assets	620		1,178
Cash and cash equivalents	39	93	98	388
Restricted cash	1		1
Receivables, inter-group balances and other current assets	580		1,079
Property, plant and equipment, net	1,831		2,046
Acquired properties, net	115		141
Goodwill	0		0
Other intangibles, net	52		53
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	3,129		4,875
Total assets	5,747		8,293
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,113		1,510
Other non-current liabilities	47		53
Long-term debt	25		31
Derivatives			0
Deferred taxation liabilities	476		520
Provision for environmental rehabilitation	116		157
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	155		196
Commitments and contingencies	0		0
Equity	3,815		5,826
Stock Issued	13		13
Additional paid in capital	9,062		8,808
Accumulated (deficit)/profit	(4,006)		(2,103)
Accumulated other comprehensive income and reserves	(1,254)		(892)
Total AngloGold Ashanti stockholders' equity	3,815		5,826
Noncontrolling interests	0		0
Total liabilities and equity	5,747		8,293
Iomco [Member]
Income Statement [Abstract]
Sales and other income	1	1
Product sales	0	0
Interest, dividends and other	1	1
Costs and expenses	1,660	41
Production costs	0	0
Exploration costs	2	13
Related party transactions	0	0
General and administrative expenses/(recoveries)	(16)	(10)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	101	64
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	1,527	(26)
Non-hedge derivative (gain)/loss and movement on bonds	46	0
Income/(loss) before income tax provision	(1,659)	(40)
Taxation benefit/(expense)	(4)	(4)
Equity income/(loss) in associates	(7)	3
Equity income/(loss) in subsidiaries	(1,364)	473
Income/(loss)	(3,034)	432
Preferred stock dividends	0	0
Net income/(loss)	(3,034)	432
Less: Net loss/(income) attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(3,034)	432
Comprehensive income	(3,073)	434
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(3,073)	434
ASSETS
Current Assets	2,939		3,128
Cash and cash equivalents	497	683	537	458
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,442		2,591
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	3,374		4,506
Total assets	6,313		7,634
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	158		1,614
Other non-current liabilities	0		0
Long-term debt	3,036		1,739
Derivatives			0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	3,119		4,281
Stock Issued	5,352		5,059
Additional paid in capital	606		540
Accumulated (deficit)/profit	(2,837)		(1,318)
Accumulated other comprehensive income and reserves	(2)		0
Total AngloGold Ashanti stockholders' equity	3,119		4,281
Noncontrolling interests	0		0
Total liabilities and equity	6,313		7,634
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	2,844	3,381
Product sales	2,786	3,306
Interest, dividends and other	58	75
Costs and expenses	4,588	2,206
Production costs	1,675	1,518
Exploration costs	199	238
Related party transactions	0	0
General and administrative expenses/(recoveries)	75	54
Royalties paid	87	110
Market development costs	3	3
Depreciation, depletion and amortization	377	352
Impairment of assets	2,139	2
Interest expense	98	84
Accretion expense	21	16
Employment severance costs	32	3
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	278	0
Non-hedge derivative (gain)/loss and movement on bonds	(396)	(174)
Income/(loss) before income tax provision	(1,744)	1,175
Taxation benefit/(expense)	202	(411)
Equity income/(loss) in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss)	(1,542)	764
Preferred stock dividends	(33)	(44)
Net income/(loss)	(1,575)	720
Less: Net loss/(income) attributable to noncontrolling interests	14	(13)
Net income/(loss) - attributable to AngloGold Ashanti	(1,561)	707
Comprehensive income	(1,610)	708
Comprehensive income attributable to noncontrolling interests	14	(12)
Comprehensive income attributable to AngloGold Ashanti	(1,596)	696
ASSETS
Current Assets	2,234		3,764
Cash and cash equivalents	250	347	257	266
Restricted cash	35		34
Receivables, inter-group balances and other current assets	1,949		3,473
Property, plant and equipment, net	3,794		5,189
Acquired properties, net	18		607
Goodwill	149		209
Other intangibles, net	79		59
Other long-term inventory	126		180
Materials on the leach pad	489		445
Other long-term assets and deferred taxation assets	1,281		1,098
Total assets	8,170		11,551
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	4,208		4,586
Other non-current liabilities	259		342
Long-term debt	542		980
Derivatives			10
Deferred taxation liabilities	408		635
Provision for environmental rehabilitation	582		601
Other accrued liabilities	27		32
Provision for pension and other post-retirement medical benefits	13		13
Commitments and contingencies	0		0
Equity	2,131		4,352
Stock Issued	935		937
Additional paid in capital	221		231
Accumulated (deficit)/profit	(3,630)		(1,164)
Accumulated other comprehensive income and reserves	4,620		4,327
Total AngloGold Ashanti stockholders' equity	2,146		4,331
Noncontrolling interests	(15)		21
Total liabilities and equity	8,170		11,551
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(152)	(161)
Product sales	0	0
Interest, dividends and other	(152)	(161)
Costs and expenses	(1,440)	3
Production costs	0	0
Exploration costs	0	0
Related party transactions	0	0
General and administrative expenses/(recoveries)	(38)	(2)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1,402)	5
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	1,288	(164)
Taxation benefit/(expense)	0	0
Equity income/(loss) in associates	0	0
Equity income/(loss) in subsidiaries	3,241	(1,063)
Income/(loss)	4,529	(1,227)
Preferred stock dividends	66	88
Net income/(loss)	4,595	(1,139)
Less: Net loss/(income) attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	4,595	(1,139)
Comprehensive income	4,669	(1,130)
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	4,669	(1,130)
ASSETS
Current Assets	(3,229)		(5,280)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(3,229)		(5,280)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(3)		(16)
Other intangibles, net	0		0
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(6,228)		(9,080)
Total assets	(9,460)		(14,376)
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	(4,183)		(5,751)
Other non-current liabilities	(13)		(16)
Long-term debt	0		0
Derivatives			0
Deferred taxation liabilities	1		2
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(5,265)		(8,611)
Stock Issued	(6,287)		(5,996)
Additional paid in capital	(827)		(771)
Accumulated (deficit)/profit	6,467		2,482
Accumulated other comprehensive income and reserves	(4,618)		(4,327)
Total AngloGold Ashanti stockholders' equity	(5,265)		(8,612)
Noncontrolling interests	0		1
Total liabilities and equity	$ (9,460)		$ (14,376)